Marketable Securities (Tables)	12 Months Ended
May 31, 2017
Investments Debt And Equity Securities [Abstract]
Summary of Marketable Securities by Asset Type

The following tables summarize marketable securities held at May 31, 2017 and 2016 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2017
Equity securities:
Stocks - domestic	$2,391	$76	$-	$2,467
Mutual funds - foreign	35,169	2,470	(204)	37,435
Mutual funds - domestic	102,671	2,084	(3,118)	101,637
Total equity securities	140,231	4,630	(3,322)	141,539
Fixed maturity:
U.S. treasury and other government	22,176	120	(177)	22,119
Corporate bonds	706	97	(6)	797
Total fixed maturity securities	22,882	217	(183)	22,916
Total	$163,113	$4,847	$(3,505)	$164,455

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2016
Equity securities:
Stocks - foreign	$5,051	$439	$(247)	$5,243
Stocks - domestic	27,717	3,831	(911)	30,637
Mutual funds - foreign	35,903	802	(4,357)	32,348
Mutual funds - domestic	60,354	99	(4,587)	55,866
Total equity securities	129,025	5,171	(10,102)	124,094
Fixed maturity:
U.S. treasury and other government	21,704	214	(80)	21,838
Corporate bonds	887	137	-	1,024
Total fixed maturity securities	22,591	351	(80)	22,862
Total	$151,616	$5,522	$(10,182)	$146,956

Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income (Loss), Aggregated by Length of Time Investments

Summarized below are the securities we held at May 31, 2017 and May 31, 2016 that were in an unrealized loss position and that were included in accumulated other comprehensive income (loss), aggregated by the length of time the investments had been in that position:

	May 31, 2017		May 31, 2016
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$59,987	$(3,505)	$89,360	$(10,182)
Unrealized losses with a loss position for less than 12 months	40,854	(2,983)	41,762	(4,856)
Unrealized losses with a loss position for more than 12 months	19,133	(522)	47,598	(5,326)

Net Carrying Values of Debt Securities by Contractual Maturity

The net carrying values of debt securities at May 31, 2017, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$4,618	$4,617
One year through five years	13,894	13,824
Six years through ten years	3,149	3,152
After ten years	1,221	1,323
	$22,882	$22,916